OTHER ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER ACCRUED EXPENSES
	December 31,
	2020	2019
	USD in thousands
Unpaid recapitalization transaction costs	-	89
IRS (see note 7b)	73	73
Accrued expenses	122	390
	195	552